Land Use Rights, Net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Land Use Rights, Net.
Amortization expenses for land use rights	¥ 4,847	¥ 4,847	¥ 2,827